Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202-419-8409
jburt@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

February 25, 2025

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Nationwide Mutual Funds (the “Registrant”)
Rule 497(j) filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 290/311 (the “Amendment”) to the Registration Statement of the Registrant, which was electronically filed with the U.S. Securities and Exchange Commission on February 20, 2025. It is proposed that the Amendment will become effective on February 28, 2025.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael E. Schapiro, Esquire, at (202) 507-5163.

Very truly yours, /s/ Jessica D. Burt Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership